Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2055 Fund
December 31, 2025
AFF55-NPRT3-0226
1.927048.114
Bond Funds - 4.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	86,553	656,075
Fidelity Series Emerging Markets Debt Fund (b)	902,520	7,698,495
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	218,983	2,089,100
Fidelity Series Floating Rate High Income Fund (b)	141,323	1,243,644
Fidelity Series High Income Fund (b)	856,572	7,632,059
Fidelity Series International Credit Fund (b)	33,027	279,080
Fidelity Series International Developed Markets Bond Index Fund (b)	901,664	7,646,113
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,864,577	42,390,073
Fidelity Series Real Estate Income Fund (b)	123,312	1,246,688
TOTAL BOND FUNDS (Cost $77,923,647)		70,881,327

Domestic Equity Funds - 55.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	7,516,658	120,266,528
Fidelity Advisor Series Growth Opportunities Fund (b)	4,821,131	84,707,273
Fidelity Series All-Sector Equity Fund (b)	4,011,283	55,837,053
Fidelity Series Commodity Strategy Fund (b)	99,971	9,672,191
Fidelity Series Intrinsic Opportunities Fund (b)	1,728,272	18,371,534
Fidelity Series Large Cap Stock Fund (b)	6,141,151	163,968,728
Fidelity Series Large Cap Value Index Fund (b)	860,184	15,681,152
Fidelity Series Opportunistic Insights Fund (b)	4,056,605	103,484,002
Fidelity Series Small Cap Core Fund (b)	315,467	4,265,119
Fidelity Series Small Cap Discovery Fund (b)	1,253,309	13,773,863
Fidelity Series Small Cap Opportunities Fund (b)	1,698,286	27,546,199
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,521,884	94,697,758
Fidelity Series Value Discovery Fund (b)	5,558,860	94,667,388
TOTAL DOMESTIC EQUITY FUNDS (Cost $617,663,989)		806,938,788

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,716,239	53,645,722
Fidelity Series Emerging Markets Fund (b)	3,069,571	36,036,760
Fidelity Series Emerging Markets Opportunities Fund (b)	5,876,379	144,852,735
Fidelity Series International Growth Fund (b)	5,689,313	108,722,779
Fidelity Series International Small Cap Fund (b)	940,470	16,825,008
Fidelity Series International Value Fund (b)	7,052,105	110,012,842
Fidelity Series Overseas Fund (b)	7,288,661	108,819,711
Fidelity Series Select International Small Cap Fund (b)	82,350	1,138,078
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $419,818,440)		580,053,635

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	190,000	189,757
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	1,740,000	1,736,566
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	1,420,000	1,416,250
US Treasury Bills 0% 1/8/2026 (d)	3.89	480,000	479,722
US Treasury Bills 0% 2/26/2026 (d)	3.75 to 3.78	50,000	49,726
US Treasury Bills 0% 3/12/2026 (d)	3.64	20,000	19,864
US Treasury Bills 0% 3/19/2026 (d)	3.56	190,000	188,585
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	210,000	208,722
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,288,146)			4,289,192

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	1,779,960	1,780,316
Fidelity Series Government Money Market Fund (b)(f)	3.84	120	120
TOTAL MONEY MARKET FUNDS (Cost $1,780,495)			1,780,436

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,121,474,717)	1,463,943,378
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,039,233)
NET ASSETS - 100.0%	1,462,904,145

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	60	3/2026	8,706,300	17,462
ICE MSCI Emerging Markets Index Contracts (United States)	12	3/2026	846,840	16,354

TOTAL EQUITY CONTRACTS				33,816

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	453	3/2026	51,988,828	(264,550)
CBOT US Treasury Long Bond Contracts (United States)	267	3/2026	30,763,406	(354,796)

TOTAL INTEREST RATE CONTRACTS				(619,346)

TOTAL LONG				(585,530)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	117	3/2026	14,613,300	275,637
CME E-Mini S&P 500 Index Contracts (United States)	37	3/2026	12,751,125	17,861

TOTAL SHORT				293,498

TOTAL FUTURES CONTRACTS				(292,032)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,289,192.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,973,649	23,804,897	26,998,217	69,748	46	(59)	1,780,316	1,779,960	0.0%
Total	4,973,649	23,804,897	26,998,217	69,748	46	(59)	1,780,316

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	95,647,028	26,896,336	11,437,897	14,835,208	161,872	8,999,189	120,266,528	7,516,658
Fidelity Advisor Series Growth Opportunities Fund	66,898,676	17,142,354	12,052,275	11,277,391	756,025	11,962,493	84,707,273	4,821,131
Fidelity Advisor Series Small Cap Fund	157,835	-	153,987	-	9,975	(13,823)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	580,012	137,520	46,784	26,258	(3,738)	(10,935)	656,075	86,553
Fidelity Series All-Sector Equity Fund	42,798,995	7,480,065	3,173,097	2,956,262	11,801	8,719,289	55,837,053	4,011,283
Fidelity Series Canada Fund	34,390,857	13,311,503	2,460,975	1,074,617	82,693	8,321,644	53,645,722	2,716,239
Fidelity Series Commodity Strategy Fund	2,427,363	7,272,689	157,752	75,567	4,807	125,084	9,672,191	99,971
Fidelity Series Emerging Markets Debt Fund	6,144,513	1,533,036	427,398	312,404	1,912	446,432	7,698,495	902,520
Fidelity Series Emerging Markets Debt Local Currency Fund	1,842,990	228,236	109,081	135,284	70	126,885	2,089,100	218,983
Fidelity Series Emerging Markets Fund	29,413,388	3,146,990	4,783,576	857,377	214,884	8,045,074	36,036,760	3,069,571
Fidelity Series Emerging Markets Opportunities Fund	117,724,476	12,200,843	18,762,777	3,584,967	1,049,570	32,640,623	144,852,735	5,876,379
Fidelity Series Floating Rate High Income Fund	1,150,530	176,430	77,968	70,269	(355)	(4,993)	1,243,644	141,323
Fidelity Series Government Money Market Fund	-	55,137	55,017	120	-	-	120	120
Fidelity Series High Income Fund	6,513,667	1,263,467	420,816	384,270	1,093	274,648	7,632,059	856,572
Fidelity Series International Credit Fund	264,686	12,421	-	12,421	-	1,973	279,080	33,027
Fidelity Series International Developed Markets Bond Index Fund	11,002,662	1,428,730	4,709,216	359,361	(94,856)	18,793	7,646,113	901,664
Fidelity Series International Growth Fund	89,697,399	19,136,841	6,652,587	8,530,197	17,765	6,523,361	108,722,779	5,689,313
Fidelity Series International Small Cap Fund	15,858,369	2,331,937	2,612,509	2,220,741	322,755	924,456	16,825,008	940,470
Fidelity Series International Value Fund	95,395,541	16,359,414	15,818,389	11,084,318	3,005,781	11,070,495	110,012,842	7,052,105
Fidelity Series Intrinsic Opportunities Fund	16,153,032	2,985,286	1,222,961	1,952,372	(12,750)	468,927	18,371,534	1,728,272
Fidelity Series Investment Grade Bond Fund	288,799	1,015,926	1,318,403	7,323	14,270	(592)	-	-
Fidelity Series Large Cap Stock Fund	129,297,327	26,533,558	16,422,902	14,834,402	756,675	23,804,070	163,968,728	6,141,151
Fidelity Series Large Cap Value Index Fund	12,837,960	2,376,594	832,078	523,143	2,609	1,296,067	15,681,152	860,184
Fidelity Series Long-Term Treasury Bond Index Fund	52,508,594	9,535,760	18,630,439	1,463,235	(6,393,592)	5,369,750	42,390,073	7,864,577
Fidelity Series Opportunistic Insights Fund	82,245,967	21,664,501	9,296,024	14,372,470	176,647	8,692,911	103,484,002	4,056,605
Fidelity Series Overseas Fund	90,517,859	20,234,058	5,421,915	8,992,562	345,922	3,143,787	108,819,711	7,288,661
Fidelity Series Real Estate Income Fund	1,183,277	125,642	77,972	59,162	(2,145)	17,886	1,246,688	123,312
Fidelity Series Select International Small Cap Fund	218,848	791,713	45,155	32,962	2,919	169,753	1,138,078	82,350
Fidelity Series Small Cap Core Fund	3,561,987	217,763	391,788	34,440	3,830	873,327	4,265,119	315,467
Fidelity Series Small Cap Discovery Fund	11,831,894	2,098,708	1,001,093	1,323,191	17,384	826,970	13,773,863	1,253,309
Fidelity Series Small Cap Opportunities Fund	23,136,555	2,350,758	2,875,169	1,186,710	195,662	4,738,393	27,546,199	1,698,286
Fidelity Series Stock Selector Large Cap Value Fund	75,792,373	20,734,239	7,219,245	6,764,041	(45,088)	5,435,479	94,697,758	6,521,884
Fidelity Series Value Discovery Fund	77,317,318	18,378,229	8,099,438	5,153,573	72,732	6,998,547	94,667,388	5,558,860
	1,194,800,777	259,156,684	156,766,683	114,496,618	677,129	160,005,963	1,457,873,870

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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